Putnam Europe Equity Fund
Fund summary
Goal
Putnam Europe Equity Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Europe Equity Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Europe Equity Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Total annual fund operating expenses		1.43%	2.18%	2.18%	1.93%	1.68%	1.18%
[1]	Management fees are subject to a performance adjustment.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Europe Equity Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	712	721	321	539	171	120
3 years	1,001	982	682	935	530	375
5 years	1,312	1,369	1,169	1,355	913	649
10 years	2,190	2,323	2,513	2,525	1,987	1,432

Expense Example, No Redemption Putnam Europe Equity Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	221	221
3 years	682	682
5 years	1,169	1,169
10 years	2,323	2,513

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 70%.
Investments
We (Putnam Investment Management, LLC) invest mainly in common stocks (growth or value stocks or both) of large and midsize European companies that we believe have favorable investment potential. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. We invest mainly in developed countries, but may invest in emerging markets, such as those in Eastern Europe. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund. The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Investments in a single region may be affected by common economic forces and other factors. In addition, events in any one country within the region may impact the other countries or the region as a whole. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -17.87% Best calendar quarter Q2 2009 24.75% Worst calendar quarter Q3 2002 -23.36%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam Europe Equity Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		0.11%	0.94%	1.07%
before taxes Class B	Class B	before taxes		0.40%	1.05%	0.90%
before taxes Class C	Class C	before taxes		4.39%	1.40%	0.92%
before taxes Class M	Class M	before taxes		2.00%	0.93%	0.80%
before taxes Class R	Class R	before taxes		5.97%	1.93%	1.45%
before taxes Class Y	Class Y	before taxes		6.46%	2.41%	1.81%
after taxes on distributions Class A	Class A	after taxes on distributions		(0.01%)	0.17%	0.71%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		0.59%	0.85%	1.03%
MSCI Europe Index (ND)		MSCI Europe Index (ND)	(no deduction for fees, expenses, or taxes other than withholding taxes on reinvested dividends)	3.88%	2.85%	3.27%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.